Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash provided by (used in):
Net income	$ 39,748	$ 42,162
Adjustments to determine net cash flows:
Provision for credit losses	(268)	609
Stock-based compensation	348	901
Income tax provision	15,045	15,483
Interest income	(285,419)	(229,334)
Interest expense	182,764	129,283
Impairment of assets	415	0
Amortization and depreciation	2,634	1,783
Accretion of discount on securities	(373)	(155)
Foreign exchange rate change on assets and liabilities	(1,560)	10,507
Interest received	276,883	220,775
Interest paid	(167,657)	(93,786)
Income taxes paid	(19,719)	(15,951)
Loans	(307,844)	(850,394)
Deposits	523,278	840,563
Change in other assets and liabilities	14,430	22,271
Cash flows from (used in) operating activities	272,705	94,717
Acquisition of Stearns Bank Holdingford N.A., net of cash acquired (note 26)	(12,116)	0
Sale (purchase) of securities	(126,889)	(27,778)
Purchase of property and equipment	(18,578)	(362)
Cash flows from (used in) investing activities	(157,583)	(28,140)
Financing:
Issuance of common shares	607	280
Purchase and cancellation of common shares	0	(13,292)
Redemption of subordinated notes payable (note 12)	(5,000)	0
Redemption of preferred shares (note 14)	(14,615)	0
Dividends paid	(3,588)	(3,600)
Repayment of lease obligations	(736)	(700)
Cash flows from (used in) financing activities	(23,332)	(17,312)
Change in cash	91,790	49,265
Effect of exchange rate changes on cash	1,222	(5,604)
Cash, beginning of year	132,242	88,581
Cash, end of year	$ 225,254	$ 132,242